Cover	3 Months Ended
Oct. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	EUDA HEALTH HOLDINGS LIMITED
Entity Central Index Key	0001847846
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1 Pemimpin Drive #12-07
Entity Address, City or Town	One Pemimpin
Entity Address, Postal Zip Code	576151
City Area Code	65
Local Phone Number	6268 6821
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Pemimpin Drive #12-07
Entity Address, City or Town	One Pemimpin
Entity Address, Postal Zip Code	576151
City Area Code	65
Local Phone Number	6268 6821
Contact Personnel Name	Wei Wen Kelvin Chen